Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	$ (43,001,455)	$ (26,864,340)	$ (37,849,665)
Cayman [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(13,646,465)	(5,697,898)	(7,186,161)
United States [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(65,700)	(555,268)	(527,712)
Hong Kong [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(253,596)		(9,114,811)
Dubai [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes	(29,035,694)	(20,611,097)	(21,020,981)
PRC [Member]
Schedule of Income (Loss) Before Provision for Income Taxes [Line Items]
Loss before provision for income taxes		$ (77)